COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COST OF SALES
Consultants and contractors	$ 102,413	$ 95,466
Salaries and benefits	75,402	60,191
Supplies and consumables	38,113	34,636
Energy	14,290	12,902
Travel and camp accommodation	13,597	8,327
Freight	4,305	5,511
Camp administrative costs	4,085	5,404
Insurance	1,883	1,620
Rentals	1,374	1,432
Total	$ 255,462	$ 225,489